Acquisition of businesses and purchase accounting	12 Months Ended
Sep. 30, 2021
Acquisition of businesses and purchase accounting
Acquisition of businesses and purchase accounting
3.	Acquisition of businesses and purchase accounting

Acquisition of Sleepwell, LLC

Effective October 23, 2020, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Sleepwell, Inc. (Sleepwell), Georgia company in the same industry as the Company. The purchase price was $9,976,000 of which $6,623,000 was paid in cash at closing, $2,376,000 (629,000 shares at a fair value of $3.78 per share) was paid through the issuance of stock in January 2021, a holdback paid in March 2021 discounted at 3.46% for a fair value of $320,000, and $657,000 (246,000 shares at a fair value of $2.67) to be paid in stock in August 2022. The fair value of the stock has been discounted by 15% and 25%, respectively, using the Black-Scholes pricing model for put options, to reflect the inability to sell the stock for a period and for the time between the date of the acquisition and the dates the stock is to be issued. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $81,000 of professional fees in conjunction with the acquisition.

The pro forma revenues and net income for Sleepwell for the year ended September 30, 2021 was approximately $11,100,000 and $2,800,000, respectively, of which approximately $10,400,000 and $2,700,000 were recognized in the period from October 23, 2020 through September 30, 2021.

The fair value of the acquired assets was as follows:

Cash	$378
Accounts receivable	780
Inventory	769
Prepaid expenses and other current assets	2
Property and equipment	960
Right of use real estate ($390 net of unfavorable lease)	313
Goodwill	4,641
Intangible asset – Non-compete agreements	220
Intangible asset – Brand	520
Intangible asset – Customer relationships	4,670
Accounts payable	(640)
Accrued liabilities	(166)
Deferred revenue	(100)
Lease liabilities	(390)
Deferred tax liability	(1,981)
Net assets acquired	$9,976
Cash paid at closing	$6,623
Stock issued in January 2021	2,376
Cash to be paid after closing	320
Stock to be issued after closing, included in shares to be issued	657
Consideration paid or payable	$9,976

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for tax purposes. Subsequent to the acquisition date, the deferred tax liability on the purchase price allocation of $1,981,000 was offset by the deferred tax asset from tax loss carry forwards and recorded as recovery of income taxes.

Acquisition of Mayhugh Drugs, Inc.

Effective February 1, 2021, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Mayhugh Drugs, Inc, dba Mayhugh Medical Equipment (Mayhugh). Mayhugh is a Florida based company in the same industry as the Company. The purchase price was $1,959,000, of which $1,047,000 was paid in cash at closing, holdbacks due on the six- and twelve-month anniversary of the acquisition discounted at 2.39% for a fair value of $662,000, and an earnout valued at $250,000. The earnout could be as high as $750,000 ($250,000 for each of the first three twelve-month periods following the acquisition), and the fair value was based on a Monte Carlo simulation. The Company has determined that the transaction is an acquisition of a business under IFRS 3 and it has been accounted for by applying the acquisition method. The Company expensed $53,000 of professional fees in conjunction with the acquisition.

The pro forma revenues and net income for Mayhugh for the year ended September 30, 2021 was approximately $6,300,000 and $700,000, respectively, of which approximately $4,300,000 and $700,000 were recognized in the period from February 1, 2021 to September 30, 2021.

The fair value of the acquired assets was as follows:

Cash	$180
Accounts receivable, net of expected credit loss of $1,142	474
Inventory	487
Prepaid expenses and other current assets	7
Property and equipment	1,357
Right of use real estate	61
Goodwill	1,587
Intangible asset – Non-compete agreements	40
Intangible asset – Brand	290
Intangible asset – Customer relationships	2,500
Accounts payable	(880)
Accrued liabilities	(14)
Deferred revenue	(84)
Equipment loans	(2,846)
US Small Business Association (“SBA”) loan	(119)
Lease liabilities	(134)
Deferred tax liability	(947)
Net assets acquired	$1,959
Cash paid at closing	$1,047
Cash to be paid after closing, included in purchase price payable	912
Consideration paid or payable	$1,959

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for income tax purposes. Subsequent to the acquisition date, the deferred tax liability on the purchase price allocation of $947,000 was offset by the deferred tax asset from tax loss carry forwards and recorded as recovery of income taxes.

Acquisition of Med Supply Center, Inc.

On June 21, 2021, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Med Supply Center, Inc. (“Med Supply”). Med Supply is a Mississippi based company in the same industry as the Company. The purchase price was $1,601,000, of which $1,279,000 was paid in cash at closing, $10,000 to be paid within two months of the acquisition, and holdbacks payable on the six- and twelve-month anniversaries of the acquisition discounted at 2.39% for a fair value of $312,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $25,000 of professional fees in conjunction with the acquisition.

The pro forma revenues and net income for Med Supply for the year ended September 30, 2021 was approximately $2,400,000 and $60,000, respectively, of which approximately $900,000 and $40,000 were recognized in the period from June 21, 2021 to September 30, 2021.

The fair value of the acquired assets was as follows:

Cash	$48
Accounts receivable	180
Inventory	597
Property and equipment	263
Right of use real estate	88
Goodwill	766
Intangible asset – Non-compete agreements	140
Intangible asset – Brand	20
Intangible asset – Customer relationships	210
Accounts payable	(190)
Accrued liabilities	(40)
Deferred revenue	(53)
Deferred tax liability	(304)
Lease liabilities	(124)
Net assets acquired	$1,601
Cash paid at closing	$1,279
Cash to be paid after closing, included in purchase price payable	322
Consideration paid or payable	$1,601

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for tax purposes. Subsequent to the acquisition date, the deferred tax liability on the purchase price allocation of $304,000 was offset by the deferred tax asset from tax loss carry forwards and recorded as recovery of income taxes.

Acquisition of Semo Drug-Care Plus of Mo. Inc

On June 23, 2021, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Semo Drug-Care Plus of Mo. Inc, dba Care Plus Home Oxygen Therapy (“Care Plus”). Care Plus is a Missouri based company in the same industry as the Company. The purchase price was $1,626,000, of which $1,440,000 was paid in cash at closing, $10,000 to be paid within two months of the acquisition, and holdbacks payable on the six- and twelve-month anniversaries of the acquisition discounted at 2.39% for a fair value of $176,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $25,000 of professional fees in conjunction with the acquisition.

The pro forma revenues and net income for Care Plus Oxygen for the year ended September 30, 2021 was approximately $2,200,000 and $300,000, respectively, of which approximately $700,000 and $40,000 were recognized in the period from June 23, 2021 to September 30, 2021.

The fair value of the acquired assets was as follows:

Cash	$47
Accounts receivable	292
Inventory	475
Property and equipment	373
Goodwill	482
Intangible asset – Non-compete agreements	60
Intangible asset – Brand	100
Intangible asset – Customer relationships	370
Accounts payable	(94)
Accrued liabilities	(51)
Deferred tax liability	(377)
Deferred revenue	(51)
Net assets acquired	$1,626
Cash paid at closing	$1,440
Cash to be paid after closing, included in purchase price payable	186
Consideration paid or payable	$1,626

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for tax purposes. Subsequent to the acquisition date, the deferred tax liability on the purchase price allocation of $377,000 was offset by the deferred tax asset from tax loss carry forwards and recorded as recovery of income taxes.

Acquisition of Oxygen Plus, Inc.

On June 29, 2021, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Oxygen Plus, Inc. Oxygen Plus is a California based company in the same industry as the Company. The purchase price was $730,000, of which $574,000 was paid in cash at closing and a holdback due on the six- and twelve-month anniversaries of the acquisition discounted at 2.39% for a fair value of $156,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $24,000 of professional fees in conjunction with the acquisition.

The pro forma revenues and net income (loss) for Oxygen Plus for the year ended September 30, 2021 was approximately $1,100,000 and $40,000, respectively, of which approximately $300,000 and $(90,000) were recognized in the period from June 29, 2021 to September 30, 2021.

The fair value of the acquired assets is as follows:

Cash	$114
Accounts receivable	60
Inventory	39
Property and equipment	88
Goodwill	327
Intangible asset – Non-compete agreements	10
Intangible asset – Brand	50
Intangible asset – Customer relationships	500
Accounts payable	(98)
Accrued liabilities	(13)
Deferred tax liability	(180)
Deferred revenue	(12)
Equipment loans	(155)
Net assets acquired	$730
Cash paid at closing	$574
Cash to be paid after closing, included in purchase price payable	156
Consideration paid or payable	$730

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for tax purposes. Subsequent to the acquisition date, the deferred tax liability on the purchase price allocation of $180,000 was offset by the deferred tax asset from tax loss carry forwards and recorded as recovery of income taxes.

Acquisition of Medical West Healthcare.

On August 20, 2021, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Medical West Healthcare Center. Medical West is a Missouri based company in the same industry as the Company. The purchase price was $2,366,000, of which $1,927,000 was paid in cash at closing and a holdback due on the six- and twelve-month anniversaries of the acquisition discounted at 2.39% for a fair value of $439,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $25,000 of professional fees in conjunction with the acquisition.

The pro forma revenues and net income for Medical West for the year ended September 30, 2021 was approximately $5,700,000 and $400,000, respectively, of which approximately $600,000 and $40,000 were recognized in the period from August 21, 2021 to September 30, 2021.

The fair value of the acquired assets was as follows:

Cash	$234
Accounts receivable	195
Inventory	382
Prepaid expenses and other current assets	10
Property and equipment	1,121
Goodwill	758
Intangible asset – Non-compete agreements	20
Intangible asset – Brand	270
Intangible asset – Customer relationships	880
Deposits	2
Accounts payable	(309)
Accrued liabilities	(107)
Deferred tax liability	(11)
Deferred revenue	(16)
Equipment loans	(1,063)
Net assets acquired	$2,366
Cash paid at closing	$1,927
Cash to be paid after closing, included in purchase price payable	439
Consideration paid or payable	$2,366

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for tax purposes. Subsequent to the acquisition date, the deferred tax liability on the purchase price allocation of $11,000 was offset by the deferred tax asset from tax loss carry forwards and recorded as recovery of income taxes.

Prior year acquisitions

Acquisition of Cooley Medical Equipment, Inc.

Effective October 1, 2019, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Cooley Medical Equipment, Inc. (Cooley), a Kentucky company in the same industry as the Company. The purchase price was $2,732,000, of which $2,333,000 was paid in cash at closing , and the balance of $399,000 to be paid on the 18-month anniversary of the acquisition discounted at 3.86%. Of the cash portion of the purchase price, $1,824,000 was paid to the US Department of Justice to pay off a settlement agreement into which Cooley had entered. The Company has determined that the transaction is an acquisition of a business under IFRS 3 and it has been accounted for by applying the acquisition method. The Company expensed $41,000 of legal expenses, included in acquisition-related costs, during the year ended September 30, 2020 in conjunction with the acquisition. During the year ended September 30, 2021, the Company settled the purchase price payable, resulting in income of $123,000, which is included as a reduction of operating expenses on the statement of income (loss) and comprehensive income (loss) for the year ended September 30, 2021.

The fair value of the acquired assets was as follows:

Cash	$80
Accounts receivable	605
Inventory	769
Prepaid expenses and other current assets	42
Property and equipment	1,842
Right of use assets	1,080
Intangible asset – Brand	80
Intangible asset – Non-compete agreements	20
Intangible asset – Customer relationships	330
Goodwill	422
Accounts payable and accrued liabilities	(815)
Deferred revenue	(204)
Equipment loans	(509)
Lease liabilities	(1,010)
Net assets acquired	$2,732
Cash paid at closing	$2,333
Cash to be paid after closing, included in purchase price payable	399
Consideration paid or payable	$2,732

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is expected to be deductible for tax purposes.

Acquisition of Acadia Medical Supply, Inc.

Effective December 1, 2019, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Acadia Medical Supply, Inc. (Acadia), a Maine company in the same industry as the Company. The purchase price was $1,476,000, of which $1,004,000 was paid in cash at closing, and the balance of $472,000 to be paid on the one- and two-year anniversaries of the acquisition discounted at 3.86%. The Company has determined that the transaction is an acquisition of a business under IFRS 3 and it has been accounted for by applying the acquisition method. The Company expensed $22,000 of legal expenses included in operating expenses in conjunction with the acquisition.

Pro forma revenues and net income for Acadia for the year ended September 30, 2020 were approximately $3,300,000 and $400,000, respectively. Of those amounts, revenues of approximately $2,800,000 and net income of approximately $300,000 contributed to the Company’s results for the period from December 1, 2019 through September 30, 2020.

The fair value of the acquired assets was as follows:

Cash	$59
Accounts receivable	143
Inventory	246
Property and equipment	387
Right of use assets	243
Other assets	8
Intangible asset – Brand	130
Intangible asset – Non-compete agreements	30
Intangible asset – Customer relationships	460
Goodwill	375
Accounts payable and accrued liabilities	(278)
Deferred revenue	(44)
Equipment loans	(136)
Lease liabilities	(147)
Net assets acquired	$1,476
Cash paid at closing	$1,004
Cash to be paid after closing, indcluded in accrued liabilities	228
Cash to be paid after closing, included in other long-term liabilities	244
Consideration paid or payable	$1,476

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is expected to be deductible for tax purposes.

Acquisition of Health Technology Resources, L.L.C.

Effective August 17, 2020, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Health Technology Resources, L.L.C. (“HTR”), an Illinois company in the same industry as the Company. The purchase price was $5,347,000, of which $4,819,000 was paid in cash at closing, and the balance of $528,000 to be paid after closing. The $528,000 is comprised of (a) a holdback due on the two-year anniversary of the acquisition discounted at 3.86% for a value of $184,000, (b) Payroll Protection Plan funds of $207,000 to be paid on upon forgiveness, and (c) an earnout valued at $137,000. The earnout could be as high as $500,000 and the fair value was based on a Monte Carlo simulation. As of September 30, 2021, the earnout was revalued to $65,000, and a reduction to operating expenses of $72,000 was recorded in the statement of income (loss) and comprehensive income (loss for the year ended September 30, 2021 Operating expenses on the income statement. The Company has determined that the transaction is an acquisition of a business under IFRS 3 and it has been accounted for by applying the acquisition method. The Company expensed $26,000 of legal expenses, included in acquisition-related expenses, during the year ended September 30, 2020 in conjunction with the acquisition.

Pro forma revenues and net income for HTR for the year ended September 30, 2020 were approximately $4,100,000 and $1,500,000, respectively. Of those amounts, revenues of approximately $450,000 and net income of approximately $110,000 contributed to the Company’s results for the period from August 17, 2020 through September 30, 2020.

The fair value of the acquired assets was as follows:

Cash	$140
Accounts receivable	400
Inventory	77
Property and equipment	216
Prepaid assets	15
Intangible asset – Brand	330
Intangible asset – Non-compete agreements	70
Intangible asset – Customer relationships	2,610
Goodwill	1,678
Accounts payable and accrued liabilities	(107)
Deferred revenue	(82)
Net assets acquired	$5,347
Cash paid at closing	$4,819
Cash to be paid after closing, indcluded in accrued liabilities	207
Cash to be paid after closing, included in other long-term liabilities	321
Consideration paid or payable	$5,347

The goodwill is attributable to expected synergies from the combining operations. The goodwill is expected to be deductible for tax purposes.

Acquistion Related Costs

The acquisition related costs included on the consoldiated statements of loss and comprehensive loss consists of amounts related to professional expenses for acquisitions in addition to prior period acquisition related costs. The reconciliation of this expense is as follows for the year ended September 30, 2021:

	As at	As at
Acquisition Professional Fees:	September 30, 2021	September 30, 2020
Cooley	—	41
Acadia	—	22
Health Technology Resources	—	26
Sleepwell	81	—
Mayhugh	53	—
Med Supply	25	—
Care Plus	25	—
Oxygen Plus	24	—
Medical West	25	—
Balance, September 30, 2021	$233	$89

Purchase Price Payable

The purchase price payable included on the consolidated statements of financial position consists of amounts related to prior period acquisitions as well as current fiscal year 2021 acquisitions less payments made to date. Below is the movement in Purchase Price Payable for the year ended September 30, 2021:

Year Ended
September 30, 2021
Balance, September 30, 2020 (current $857 plus long-term $560)	$1,417
Addition from acquisitions	2,335
Accretion of interest	38
Payments	(1,274)
Balance, September 30, 2021 (current $2,383 plus long-term $133)	$2,516